Reconciliation of Effective Tax Rate for the Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Effective Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	34.00%	34.00%	34.00%
State income taxes, net of federal benefit	22.80%	(3.80%)	4.60%
Federal and state research credits	0.80%	(5.70%)	5.30%
Stock based compensation	0.40%	1.30%	(1.50%)
Other	(0.10%)	0.60%	(0.10%)
Change in valuation allowance	(57.90%)	(26.40%)	(58.30%)
Effective income tax rate	0.00%	0.00%	(16.00%)